Summarized Financial Information - Schedule of equity method investment summarized financial statement (Detail) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Schedule of Equity Method Investments [Line Items]
Gross profit (loss)	$ 1,714	$ 436
The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Gross profit (loss)			$ 1,072	$ 430	$ 3,244
Flash ventures | The Flash Business of Western Digital Corporation [Member]
Schedule of Equity Method Investments [Line Items]
Net sales			2,252	2,788	3,368
Gross profit (loss)			(51)	138	240
Net income (loss)			$ (9)	$ 89	$ 102